Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	GPS Funds I
Central Index Key	0001131042
Amendment Flag	false
Document Creation Date	Jul. 31, 2014
Document Effective Date	Jul. 31, 2014
Prospectus Date	Jul. 31, 2014
Service Shares Prospectus | GuideMark(SM) Large Cap Growth Fund | Service Shares
Risk/Return:
Trading Symbol	GMLGX
Service Shares Prospectus | GuideMark(SM) Large Cap Value Fund | Service Shares
Risk/Return:
Trading Symbol	GMLVX
Service Shares Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares
Risk/Return:
Trading Symbol	GMSMX
Service Shares Prospectus | GuideMark(SM) World ex-US Fund | Service Shares
Risk/Return:
Trading Symbol	GMWEX
Service Shares Prospectus | GuideMark(SM) Opportunistic Equity Fund | Service Class
Risk/Return:
Trading Symbol	GMOPX
Service Shares Prospectus | GuideMark(SM) Core Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMCOX
Service Shares Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMTEX
Institutional Shares Prospectus | GuideMark(SM) Large Cap Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	GILGX
Institutional Shares Prospectus | GuideMark(SM) Large Cap Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	GILVX
Institutional Shares Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Institutional Shares
Risk/Return:
Trading Symbol	GISMX
Institutional Shares Prospectus | GuideMark(SM) World ex-US Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIWEX
Institutional Shares Prospectus | GuideMark(SM) Opportunistic Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIOEX
Institutional Shares Prospectus | GuideMark(SM) Core Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GICFX
Institutional Shares Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMTEX
Institutional Shares Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITFX